Taxation	6 Months Ended
Jun. 30, 2021
Disclosure of income tax [Abstract]
Taxation	Taxation

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

South African taxation
Normal taxation	—	1	1
Prior year (over) under provision	(1)	—	—
Deferred taxation
Other temporary differences (1)	—	(13)	74
	(1)	(12)	75

Foreign taxation
Normal taxation	115	225	553
Prior year under (over) provision	—	1	8
Deferred taxation
Temporary differences (2)	14	(4)	9
Prior year under (over) provision	—	—	(6)
Change in estimate	4	(2)	(14)
Change in statutory tax rate	2	—	—
	135	220	550

	134	208	625

(1) Included in other temporary differences in South African taxation for the year ended 31 December 2020 are deferred tax assets of $78m, which were derecognised during the fourth quarter of 2020; $9m thereof as part of the disposal of the South African assets and the remaining $69m on consideration of future recoverability.

(2) Temporary differences in Foreign taxation for the six months ended 30 June 2021 include amounts giving rise to deferred tax assets (limited to generated taxable income) at Obuasi of nil (Dec 2020: $7m).

Income tax uncertainties
AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country. The group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the group is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.

Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the group.

Argentina - Cerro Vanguardia SA
The Argentina Tax Authority has challenged the deduction of certain hedge losses, with tax and penalties amounting to $7m (2020: $8m). Management has appealed this matter which has been heard by the Tax Court, with final evidence submitted in 2017. The matter is pending and judgement is expected in the next 24 months. Management is of the opinion that the hedge losses were claimed correctly and no provision has therefore been made.

Brazil - AGA Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2003 to 2016 which individually and in aggregate are not considered to be material. Based on engagement with the Brazil Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. In December 2019, Serra Grande received a tax assessment of $21m (2020: $20m) relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Brazil Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.

Colombia - La Colosa and Gramalote
The tax treatment of exploration expenditure has been investigated by the Colombian Tax Authority which resulted in claims for taxes and penalties of $80m (1) (2020: $86m) pertaining to the 2010 to 2014 tax years.

These assessments were appealed in 2016 (in the case of La Colosa) and resulted in an adverse judgement on 22 October 2018, in the Administrative Court of Cundinamarca. An appeal was lodged and all arguments submitted to the Council of State on 21 August 2018, with an expected judgement in the next 12 to 18 months as at 30 June 2021. The deduction of exploration costs is prohibited from 2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation. In July 2019, the Supreme Administrative Court issued a ruling that duplicate penalties may not be charged. The impact of the ruling is that certain penalties will be waived, which reduces the overall exposure by $51m (2020: $76m). The matter is pending and may take two to four years to be resolved. Management is of the opinion that the Colombian Tax Authority is unlikely to succeed in this matter and therefore no provision has been made.

(1) Includes reduction of overall exposure by $51m (2020: $76m) as described above.

Ghana - Iduapriem
The Ghana Revenue Authority completed a tax audit during the third quarter of 2020 for the 2018 year of assessment claiming a tax liability of $15m (2020: $15m). The claim relates to corporate income taxes, where certain business expenses have been disallowed as a deduction for tax purposes. Management filed an objection to the assessment in September 2020 and is of the opinion that the Ghana Revenue Authority is unlikely to succeed in this matter and therefore no provision has been made.

Guinea - Siguiri
The Guinea Tax Authority has challenged certain aspects of the Company’s tax return for the 2010 year of assessment totalling $8m (attributable) (2020: $8m (attributable)). Management has objected to the assessment. However provision has been made for a portion of the total claims amounting to $2m (attributable) (2020: $2m (attributable)).

Tanzania - Geita
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2019 amounting to $267m (2020: $254m) including adjusted tax assessments relating to the years from 2015 to 2017 and 2018 to 2019 totalling $13m received in February 2021 and July 2021, respectively. In addition, the Tanzania Revenue Authority has issued Agency Notices on various local bank accounts of the Company in Tanzania, enforcing payments from those bank accounts, despite the matters being on appeal. In order to continue operating its bank accounts and to not impact operations, Geita paid various amounts under protest. Management has objected and appealed through various levels of the legislative processes. Management is of the opinion that the claims of the Tanzania Revenue Authority are unlikely to succeed.
In addition, it should be noted that amendments passed to Tanzanian legislation in 2017 amended the 2010 Mining Act and new Finance Act. Effective from 1 July 2017, the gold mining royalty rate increased to 6% (from 4%) and further a 1% clearing fee on the value of all minerals exported was imposed. The group has been paying the higher royalty and clearing fees since this date, under protest, and is of the view that this is in contravention of its Mining Development Agreement.

Tax impacts of COVID-19
As a result of the COVID-19 pandemic, governments have responded with various stimulus packages, to provide relief to companies and individuals, to ensure business and employment continuity. This has been achieved through various tax and employment concessions, over varying periods, mostly commencing in April 2020. In North America, the US Government passed the Coronavirus Aid, Relief and Economic Security (CARES) Act on 27 March 2020. The bill provides various tax relief and incentives such as accelerated access to tax attributes created under the Tax Cuts and Jobs Act of 2017 (TCJA) and resulted in an alternative minimum tax refund of $7m received during the first six months of 2021. Other tax jurisdictions have provided tax relief in various forms to companies which will impact on tax planning and tax payments in the light of the uncertainty created by the pandemic. Management continues to evaluate these tax measures and applies them when appropriate.

In Ghana, the Ghanaian Parliament enacted the COVID-19 Health Recovery Levy Act, 2021 (Act 1068), effective 1 May 2021, to impose a special levy on the supply of goods and services and imports to raise revenue to address expenses resulting from the COVID-19 pandemic. The levy is chargeable at the rate of 1% calculated on the value of the taxable supply of the goods or services or on the value of the imports. It applies to both imports and domestic supply of goods or services in Ghana.